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                        MORGAN STANLEY EUROPEAN GROWTH FUND INC.
                             1221 Avenue of the Americas
                              New York, New York 10020


                                                           December 31, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Morgan Stanley European Growth Fund Inc.
     File No. 33-33530
     ----------------------------------------

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on December 29, 2003.

                                                           Very truly yours,
                                                       /s/ Sheldon Winicour
                                                           -------------------
                                                           Sheldon Winicour
                                                           Assistant Secretary



cc:  Larry Greene
     Barry Fink